Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Trade Accounts Receivable, Net	TRADE ACCOUNTS RECEIVABLE, NET
Trade accounts receivable, net consist of the following:

	December 31,	December 31,
	2025	2024
Trade accounts receivable	1,767	1,768
Current expected credit losses allowance ("CECLA")	(22)	(19)
Total	1,745	1,749

The Company uses a lifetime expected credit losses allowance for all trade receivables based on failure rates, as applied to the gross amounts of trade accounts receivable. The allowance also includes reasonable assumptions about future credit trends. The historical loss rates are adjusted to reflect current and forward-looking information on macro-economic factors affecting the ability of the Company’s customers to settle the receivables. In addition to the factors already embedded in the failure rates, as applied on trade accounts receivable, the Company has identified cyclicality and uncertainties around continued growth for the semiconductor industry and its serviceable available market to be the most relevant factors. These macro-economic factors are weighted into different economic scenarios, in line with estimates and methodologies applied by other business entities, including financial institutions.
On that basis, there was no significant change in reported CECLA for the year ended December 31, 2025.
Adjustments to the expected credit losses allowance are reported in the line “Selling, general and administrative expenses” in the consolidated statements of income.
There were no significant write-offs in 2025, 2024 and 2023.